Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	000-53505
Entity Registrant Name	BRAVO MULTINATIONAL INCORPORATED
Entity Central Index Key	0001444839
Entity Tax Identification Number	85-4068651
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2020 General Booth Blvd.
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454
City Area Code	757
Local Phone Number	306-6090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false